UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.3%
Equity — 42.9%
13,484,698	Goldman Sachs Structured International Equity Fund — 18.7%	$135,925,751
2,964,014	Goldman Sachs Structured Small Cap Equity Fund — 4.3%	31,655,671
2,414,212	Goldman Sachs Structured Large Cap Growth Fund — 3.7%	27,208,165
2,860,702	Goldman Sachs Structured Large Cap Value Fund — 3.6%	26,289,852
2,846,099	Goldman Sachs Structured Emerging Markets Equity Fund — 3.3%	24,220,307
2,562,387	Goldman Sachs Structured International Small Cap Fund — 2.8%	20,063,491
1,979,525	Goldman Sachs International Real Estate Securities Fund — 1.7%	12,411,624
1,206,445	Goldman Sachs Strategic Growth Fund — 1.6%	11,750,772
988,181	Goldman Sachs Real Estate Securities Fund — 1.6%	11,680,297
1,042,888	Goldman Sachs Large Cap Value Fund — 1.6%	11,325,764

		312,531,694

Fixed Income — 57.4%
12,851,653	Goldman Sachs Global Income Fund — 23.0%	167,457,043
14,407,527	Goldman Sachs Short Duration Government Fund — 20.6%	150,126,426
2,705,266	Goldman Sachs Core Fixed Income Fund — 3.7%	27,079,712
3,608,527	Goldman Sachs High Yield Fund — 3.6%	25,945,308
4,190,372	Goldman Sachs Commodity Strategy Fund — 3.3%	24,220,348
1,172,045	Goldman Sachs Local Emerging Markets Debt Fund — 1.6%	11,579,806
866,248	Goldman Sachs Emerging Markets Debt Fund — 1.6%	11,165,938

		417,574,581

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$730,106,275

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.0%
Repurchase Agreement — 0.0%
Joint Repurchase Agreement Account II
$100,000	0.270%	10/01/10	$100,000
Maturity Value: $100,001

TOTAL INVESTMENTS — 100.3%			$730,206,275

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(2,181,864)

NET ASSETS — 100.0%			$728,024,411

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on September 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$757,359,631

Gross unrealized gain	65,189,559
Gross unrealized loss	(92,342,915)

Net unrealized security loss	$(27,153,356)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.3%
Equity — 94.6%
22,090,356	Goldman Sachs Structured International Equity Fund — 42.0%	$222,670,791
5,742,389	Goldman Sachs Structured Large Cap Growth Fund — 12.2%	64,716,729
6,850,360	Goldman Sachs Structured Large Cap Value Fund — 11.9%	62,954,813
3,895,708	Goldman Sachs Structured Emerging Markets Equity Fund — 6.2%	33,152,473
2,860,373	Goldman Sachs Strategic Growth Fund — 5.3%	27,860,037
2,560,673	Goldman Sachs Structured Small Cap Equity Fund — 5.2%	27,347,989
2,495,425	Goldman Sachs Large Cap Value Fund — 5.1%	27,100,316
2,450,424	Goldman Sachs Structured International Small Cap Fund — 3.6%	19,186,823
1,352,112	Goldman Sachs International Real Estate Securities Fund — 1.6%	8,477,741
673,576	Goldman Sachs Real Estate Securities Fund — 1.5%	7,961,671

		501,429,383

Fixed Income — 5.7%
5,212,157	Goldman Sachs Commodity Strategy Fund — 5.7%	30,126,268

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$531,555,651

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,412,098)

NET ASSETS — 100.0%		$530,143,553

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$618,101,175

Gross unrealized gain	16,356,707
Gross unrealized loss	(102,902,231)

Net unrealized security loss	$(86,545,524)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.2%
Equity — 61.0%
45,555,890	Goldman Sachs Structured International Equity Fund — 26.8%	$459,203,372
10,089,485	Goldman Sachs Structured Large Cap Growth Fund — 6.6%	113,708,491
12,012,902	Goldman Sachs Structured Large Cap Value Fund — 6.4%	110,398,567
7,688,420	Goldman Sachs Structured Small Cap Equity Fund — 4.8%	82,112,326
8,716,714	Goldman Sachs Structured Emerging Markets Equity Fund — 4.3%	74,179,234
7,069,696	Goldman Sachs Structured International Small Cap Fund — 3.2%	55,355,717
5,023,277	Goldman Sachs Strategic Growth Fund — 2.8%	48,926,717
4,377,065	Goldman Sachs Large Cap Value Fund — 2.8%	47,534,929
4,537,178	Goldman Sachs International Real Estate Securities Fund — 1.7%	28,448,105
2,263,776	Goldman Sachs Real Estate Securities Fund — 1.6%	26,757,829

		1,046,625,287

Fixed Income — 39.2%
29,456,342	Goldman Sachs Global Income Fund — 22.4%	383,816,135
8,662,267	Goldman Sachs Core Fixed Income Fund — 5.1%	86,709,288
14,595,599	Goldman Sachs Commodity Strategy Fund — 4.9%	84,362,563
5,302,112	Goldman Sachs High Yield Fund — 2.2%	38,122,188
2,860,688	Goldman Sachs Local Emerging Markets Debt Fund — 1.6%	28,263,599
2,116,414	Goldman Sachs Emerging Markets Debt Fund — 1.6%	27,280,576
2,271,048	Goldman Sachs Short Duration Government Fund — 1.4%	23,664,320

		672,218,669

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$1,718,843,956

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.0%
Repurchase Agreement — 0.0%
Joint Repurchase Agreement Account II
$700,000	0.270%	10/01/10	$700,000
Maturity Value: $700,005

TOTAL INVESTMENTS — 100.2%			$1,719,543,956

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(4,037,079)

NET ASSETS — 100.0%			$1,715,506,877

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on September 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,829,728,858

Gross unrealized gain	114,778,101
Gross unrealized loss	(224,963,003)

Net unrealized security loss	$(110,184,902)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.2%
Equity — 79.3%
47,253,688	Goldman Sachs Structured International Equity Fund — 35.2%	$476,317,178
11,557,800	Goldman Sachs Structured Large Cap Growth Fund — 9.6%	130,256,410
13,789,348	Goldman Sachs Structured Large Cap Value Fund — 9.4%	126,724,107
8,440,112	Goldman Sachs Structured Emerging Markets Equity Fund — 5.3%	71,825,351
6,370,129	Goldman Sachs Structured Small Cap Equity Fund — 5.0%	68,032,973
5,756,098	Goldman Sachs Strategic Growth Fund — 4.2%	56,064,395
5,027,112	Goldman Sachs Large Cap Value Fund — 4.0%	54,594,439
6,006,289	Goldman Sachs Structured International Small Cap Fund — 3.5%	47,029,246
3,516,047	Goldman Sachs International Real Estate Securities Fund — 1.6%	22,045,616
1,752,650	Goldman Sachs Real Estate Securities Fund — 1.5%	20,716,317

		1,073,606,032

Fixed Income — 20.9%
10,367,178	Goldman Sachs Global Income Fund — 10.0%	135,084,329
13,534,962	Goldman Sachs Commodity Strategy Fund — 5.8%	78,232,080
4,127,460	Goldman Sachs High Yield Fund — 2.2%	29,676,435
2,076,052	Goldman Sachs Local Emerging Markets Debt Fund — 1.5%	20,511,395
1,542,690	Goldman Sachs Emerging Markets Debt Fund — 1.4%	19,885,273
12	Goldman Sachs Short Duration Government Fund — 0.0%	129

		283,389,641

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$1,356,995,673

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.1%
Repurchase Agreement — 0.1%
Joint Repurchase Agreement Account II
$900,000	0.270%	10/01/10	$900,000
Maturity Value: $900,007

TOTAL INVESTMENTS — 100.3%			$1,357,895,673

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(4,619,653)

NET ASSETS — 100.0%			$1,353,276,020

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on September 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2010, the Porfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,512,528,876

Gross unrealized gain	49,071,340
Gross unrealized loss	(203,704,543)

Net unrealized security loss	$(154,633,203)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.4%
Equity — 45.6%
709,170	Goldman Sachs International Equity Dividend and Premium Fund — 22.2%	$5,474,793
359,407	Goldman Sachs U.S. Equity Dividend and Premium Fund — 12.6%	3,105,281
305,146	Goldman Sachs International Real Estate Securities Fund — 7.7%	1,913,268
65,511	Goldman Sachs Real Estate Securities Fund — 3.1%	774,339

		11,267,681

Fixed Income — 54.8%
531,740	Goldman Sachs High Yield Fund — 15.5%	3,823,212
200,192	Goldman Sachs Global Income Fund — 10.6%	2,608,506
198,066	Goldman Sachs Local Emerging Markets Debt Fund — 7.9%	1,956,893
198,861	Goldman Sachs Investment Grade Credit Fund — 7.8%	1,930,936
146,693	Goldman Sachs Emerging Markets Debt Fund — 7.6%	1,890,867
77,333	Goldman Sachs Ultra-Short Duration Government Fund — 2.8%	682,081
38,732	Goldman Sachs U.S. Mortgages Fund — 1.6%	396,616
15,702	Goldman Sachs Government Income Fund — 1.0%	247,151

		13,536,262

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.4%		$24,803,943

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(110,832)

NET ASSETS — 100.0%		$24,693,111

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$25,330,833

Gross unrealized gain	2,587,673
Gross unrealized loss	(3,114,563)

Net unrealized security loss	$(526,890)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 99.9%
Equity — 34.6%
4,885,630	Goldman Sachs International Small Cap Fund — 10.5%	$70,401,930
3,648,837	Goldman Sachs Emerging Markets Equity Fund — 9.2%	61,738,318
9,447,285	Goldman Sachs International Real Estate Securities Fund — 8.9%	59,234,476
3,379,714	Goldman Sachs Real Estate Securities Fund — 6.0%	39,948,219

		231,322,943

Fixed Income — 65.3%
21,373,393	Goldman Sachs High Yield Fund — 23.0%	153,674,696
10,973,741	Goldman Sachs Local Emerging Markets Debt Fund — 16.2%	108,420,563
7,674,815	Goldman Sachs Emerging Markets Debt Fund — 14.8%	98,928,365
13,024,914	Goldman Sachs Commodity Strategy Fund — 11.3%	75,284,000

		436,307,624

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 99.9%		$667,630,567

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		658,267

NET ASSETS — 100.0%		$668,288,834

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2010, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$648,828,116

Gross unrealized gain	76,036,340
Gross unrealized loss	(57,233,889)

Net unrealized security gain	$18,802,451

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s or GSAMI’s assumptions in determining fair value measurement).
     The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy, as of September 30, 2010:

	Balanced Strategy			Equity Growth Strategy			Growth and Income Strategy
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$312,531,694	$—	$—	$501,429,383	$—	$—	$1,046,625,287	$—	$—
Fixed Income Underlying Funds	417,574,581	—	—	30,126,268	—	—	672,218,669	—	—
Short-term Investments	—	100,000	—	—	—	—	—	700,000	—

Total	$730,106,275	$100,000	$—	$531,555,651	$—	$—	$1,718,843,956	$700,000	$—

	Growth Strategy			Income Strategies			Satellite Strategies
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Equity Underlying Funds	$1,073,606,032	$—	$—	$11,267,681	$—	$—	$231,322,943	$—	$—
Fixed Income Underlying Funds	283,389,641	—	—	13,536,262	—	—	436,307,624	—	—
Short-term Investments	—	900,000	—	—	—	—	—	—	—

Total	$1,356,995,673	$900,000	$—	$24,803,943	$—	$—	$667,630,567	$—	$—

Repurchase Agreements — The Portfolios may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2010, certain Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Balanced Strategy	$100,000

Growth and Income Strategy	700,000

Growth Strategy	900,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$300,000,000	0.250%	10/01/10	$300,002,083

Banc of America Securities LLC	1,107,500,000	0.300	10/01/10	1,107,509,229

Barclays Capital, Inc.	1,400,000,000	0.250	10/01/10	1,400,009,722

BNP Paribas Securities Co.	3,200,000,000	0.240	10/01/10	3,200,021,333

BNP Paribas Securities Co.	1,500,000,000	0.280	10/01/10	1,500,011,667

BNP Paribas Securities Co.	800,000,000	0.290	10/01/10	800,006,444

Citibank N.A.	250,000,000	0.300	10/01/10	250,002,083

Citigroup Global Markets, Inc.	1,250,000,000	0.300	10/01/10	1,250,010,417

Credit Suisse Securities (USA) LLC	500,000,000	0.220	10/01/10	500,003,056

Credit Suisse Securities (USA) LLC	550,000,000	0.250	10/01/10	550,003,819

Deutsche Bank Securities, Inc.	400,000,000	0.280	10/01/10	400,003,111

JPMorgan Securities	1,500,000,000	0.250	10/01/10	1,500,010,417

JPMorgan Securities	160,000,000	0.300	10/01/10	160,001,333

Merrill Lynch & Co., Inc.	850,000,000	0.300	10/01/10	850,007,083

RBS Securities, Inc.	1,000,000,000	0.280	10/01/10	1,000,007,778

RBS Securities, Inc.	1,000,000,000	0.300	10/01/10	1,000,008,333

UBS Securities LLC	750,000,000	0.250	10/01/10	750,005,208

UBS Securities LLC	750,000,000	0.280	10/01/10	750,005,833

UBS Securities LLC	170,000,000	0.300	10/01/10	170,001,417

Wells Fargo Securities LLC	500,000,000	0.250	10/01/10	500,003,472

Wells Fargo Securities LLC	3,250,000,000	0.280	10/01/10	3,250,025,278

TOTAL				$21,187,659,116

At September 30, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	4.550 to 7.350%	03/07/11 to 10/29/37

Federal Farm Credit Bank Principal-Only Stripped Securities	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	10/01/10 to 07/15/36

Federal Home Loan Mortgage Corp.	0.000 to 7.690	10/04/10 to 09/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/12 to 01/15/28

Federal Home Loan Mortgage Corp. Principal-Only Stripped Securities	0.000	11/15/13 to 03/15/31

Federal National Mortgage Association	0.000 to 10.350	10/12/10 to 06/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/12 to 07/15/29

Federal National Mortgage Association Principal-Only Stripped Security	0.000	03/23/28

Government National Mortgage Association	4.000 to 6.000	03/15/24 to 09/15/40

Tennessee Valley Authority	4.375 to 6.000	03/15/13 to 07/18/17

Tennessee Valley Authority Interest-Only Stripped Securities	0.000	11/01/10 to 07/15/20

Tennessee Valley Authority Principal-Only Stripped Security	0.000	12/15/17

U.S. Treasury Bond	5.000	05/15/37

U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/11 to 08/15/20

U.S. Treasury Notes	0.750 to 4.625	01/31/11 to 11/15/18

The aggregate market value of the collateral, including accrued interest, was $21,615,378,308.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
September 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Concentration in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.
Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying funds have unsettled or open transaction defaults.
     Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	November 29, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	November 29, 2010

* Print the name and title of each signing officer under his or her signature.